STATUTORY RESERVES - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Description Of general reserve limit on registered capital	Once the general reserve is accumulated to 50% of the subsidiaries’ registered capital
Group allocated statutory reserves	$ 0	$ 0
Minimum
Percentage of appropriation to reserve	10.00%